UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund of Merrill
              Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 12/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Basic Value
                                        Principal Protected Fund

Semi-Annual Report
December 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Basic Value Principal Protected Fund

Portfolio Information as of December 31, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
================================================================================
Exxon Mobil Corp. ....................................................    4.6%
Citigroup Inc. .......................................................    3.6
Wells Fargo & Co. ....................................................    3.1
JP Morgan Chase & Co. ................................................    2.1
Unisys Corp. .........................................................    1.9
Morgan Stanley .......................................................    1.7
Raytheon Co. .........................................................    1.7
Bank of America Corp. ................................................    1.7
Viacom, Inc. Class B .................................................    1.6
Kimberly-Clark Corp. .................................................    1.6
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Asset
================================================================================
Media ................................................................    6.8%
Oil & Gas ............................................................    6.2
Commercial Banks .....................................................    6.0
Diversified Financial Services .......................................    5.7
Insurance ............................................................    5.2
--------------------------------------------------------------------------------
* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
                                                                      Percent of
Investment Category                                             Total Investment
================================================================================
Low Price-to-Book Value ......................................           28.2%
Above-Average Yield ..........................................           24.1
Below-Average Price Earnings/Ratio ...........................           21.5
Special Situations ...........................................            3.3
Other* .......................................................           22.9
--------------------------------------------------------------------------------
* Includes portfolio holdings in short-term securities, U.S. government obligations and options.

Officers and Trustees

Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert C. Doll, Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of Merrill Lynch Basic Value Principal Protected Fund. The Fund's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund.
--------------------------------------------------------------------------------


2     MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

A Letter From the President and Chief Investment Officer

Dear Shareholder

The U.S. equity market ended 2004 in positive territory, although not without some suspense along the way. Fixed income markets also performed well, with high yield bond investors enjoying some of the greatest returns.

Over the past year, the equity market generally found support from a healthy economic environment, above-average corporate earnings, increased capital spending and still-low interest rates. Stalling the momentum somewhat throughout the year was a contentious election, negligible inflation amid a rising federal funds interest rate, record-high oil prices and the seemingly ever-present worries over terrorism and the war in Iraq.

Still, the Standard & Poor's 500 Index posted a 12-month return of +10.88% and a six-month return of +7.19% as of December 31, 2004. The fourth quarter of the year proved to be the most telling, as the S&P 500 Index was up only 1.51% year-to-date as of September 30, 2004. As the price of oil relaxed and election uncertainties subsided, the market headed more convincingly upward in the last quarter of the year.

Given the relatively positive environment for equities, the favorable performance of the bond market came as somewhat of a surprise. The Lehman Brothers Aggregate Bond Index posted a 12-month return of +4.34% and a six-month return of +4.18% as of December 31, 2004. The tax-exempt market performed just as well, with a 12-month return of +4.48% and a six-month return of +5.19%, as measured by the Lehman Brothers Municipal Bond Index. Those comfortable with a higher degree of risk benefited this past year, as the Credit Suisse First Boston High Yield Index posted a 12-month return of +11.95% and a six-month return of +9.26%. Interestingly, as the Federal Reserve Board began raising its target short-term interest rate, long-term bond yields were little changed. In fact, the yield on the 10-year Treasury was 4.24% at year-end compared to 4.27% at December 31, 2003. The yield on the two-year Treasury climbed to 3.08% at year-end 2004 from 1.84% a year earlier.

As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key to investment success -- particularly during uncertain times -- is to maintain a long-term perspective and adhere to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Chief Investment Officer
                                        Merrill Lynch Investment Managers


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004    3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund was successfully able to preserve investor principal during the period while providing modest capital appreciation.

How did the Fund perform during the period?

For the six-month period ended December 31, 2004, Merrill Lynch Basic Value Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +3.38%, +2.98%, +3.02% and +3.54%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Fund's all-equity benchmarks, the Standard & Poor's 500 (S&P 500) Index and the S&P 500 Barra Value Index, returned +7.19% and +11.08%, respectively. Although Fund results lagged that of the equity benchmarks for the year, its performance exceeded the +2.75% average return of the Lipper Balanced Target Maturity Funds category for the same period. (Funds in this Lipper category invest to provide a guaranteed return of investment at maturity. Some of the assets are invested in zero coupon U.S. Treasury securities, while the remainder is in equity securities for long-term growth of capital and income.)

Because the Fund incorporates a fixed income component, it will, at times, outperform or underperform its broad-based market benchmarks, which consist only of equity securities. Although a fairly volatile six months for equities, the market continued to find support in generally strong, though at times questionable, economic growth, and the continuation of better-than-expected corporate earnings. In this environment, the Fund's fixed income component produced a drag on performance relative to its all-equity benchmarks. For some context, the fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, provided a six-month return of +4.18% as of December 31, 2004. At the end of the six months, however, the Fund was successfully able to meet its primary objective of preserving investor principal.

A mathematical formula is used to determine the allocation between the Fund's equity and fixed income components. During the period, the Fund's equity component ranged from a low of 58.2% of net assets on August 13, 2004, to a high of 91% of net assets at December 14, 2004. The fixed income allocation ranged from 9% of net assets to 41.8%.

What factors influenced performance?

Conditions in the second half of 2004 were almost the complete opposite of those that characterized the first half of the year. Many months ago, prior to the war in Iraq, we had positioned the equity portfolio for an economic recovery, emphasizing those companies with greater sensitivity to changes in the overall economy. This strategy worked well through 2003 and the first half of 2004. Areas we had emphasized -- including information technology (IT), consumer discretionary, materials and industrials -- all outperformed.

As the reporting period began in July, gross domestic product growth had slowed somewhat. This, coupled with election uncertainties, terrorism fears and rising interest rates amid subdued inflation and high oil prices, began to weigh heavily on investors' minds. We began to see the effects of a slowing economy play out on the portfolio.

The IT sector suffered the most over the past six months and, in fact, was the second-worst performing sector among the 10 in the S&P 500 this year. IT imposed the most severe performance penalty within the equity portfolio for the six-month period. IT stocks that detracted the most were 3Com Corp., LSI Logic Corp., Unisys Corp. and Agilent Technologies, Inc. The materials sector also was hurt in the second half of 2004. Materials stocks that disappointed included Alcoa Inc. and International Paper Co.

While the Fund's holdings in health care generally performed well, our overweight position in Merck & Co., Inc., albeit small, hampered relative results as the company encountered trouble with Vioxx, its blockbuster arthritis-pain medication. We immediately liquidated our position in Merck following the drug's recall, although the stock declined 30% in just one day. In consumer staples, our positions in Albertson's, Inc. and Coca-Cola Enterprises Inc. also hurt performance, as both companies suffered earnings disappointments in the second half of 2004.

A significant bright spot during the period was our above-average exposure to energy. As our view on energy played out, this sector contributed meaningfully to the performance of the equity portfolio. The bulk of the outperformance came from names in the oil services subsector, as the price of oil sky-rocketed to $56 per barrel in October.

What changes were made to the portfolio during the period?

As mentioned in our last report to shareholders, we expected that 2004 would be a transition year for the market and


4     MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004
started making changes to the equity portfolio that reflected this view. Typically, as the economic cycle progresses, we reach a point where small and mid cap stocks are no longer outperforming large cap stocks, as they often do in the first year of a recovery. Some of the defensive areas of the market also start to outperform as investors begin to shift their focus from smaller cap and higher risk to larger cap and lower risk.

With this view in mind, we began moving upward in market capitalization size, while also decreasing the Fund's beta (a measure of risk) and increasing portfolio diversification. We also began to trim some of the economically sensitive stocks that performed so well in 2003 and early 2004 in favor of more safe-haven names. This involved reducing our exposure to IT, industrials and materials while increasing positions in consumer staples and utilities to take advantage of what we expect will be a slower year for the economy.

We maintained our weighting in financials, but have been particular in the types of financial stocks we own. Currently, the portfolio is geared more toward brokers and the financial markets rather than companies whose fortunes rely on the mortgage market.

We began to take profits in energy, although the Fund remained overweight in this sector at period-end. For the most part, our thesis on oil has played out, and an industry group that once had no expectations now has high expectations built in.

Stocks added to the portfolio over the past six months included Abbott Laboratories and GlaxoSmithKline Plc in healthcare, Public Service Enterprise Group and The Southern Co. in utilities and Seagate Technology, Electronic Data Systems Corp. and Nokia OYJ in IT.

Individual sales during the period included Kerr-McGee Corp. and Unocal Corp. in oil services, and U.S. Bancorp in financials, all of which performed well. We also sold Merck, for reasons mentioned earlier, and Aon Corp., a leading insurance brokerage that was targeted in the insurance industry investigation this past year.

Consistent with its stated investment strategy, the Fund's fixed income component was invested in fixed income instruments, including U.S. Treasury zero-coupon bonds, set to mature close to the expiration of the Fund (November 13, 2009).

How would you characterize the portfolio's position at the close of the period?

In seeking to meet its objective of principal protection and potential for capital growth, the allocation between the Fund's fixed income and equity components will continue to vary as market conditions change. As of December 31, 2004, the Fund was invested 83.4% in equities and 16.8% in fixed income securities. (The allocation exceeds 100% due to a negative cash balance.) This compared to 82.5% in equities and 17.8% in fixed income at June 30, 2004.

At the close of the period, the Fund's equity portfolio was overweight versus the S&P 500 Barra Value Index in consumer staples, information technology, energy, industrials and materials. We had underweights in financials, health care, telecommunications services, consumer discretionary and utilities.

On balance, 2004 was a fairly normal year within the context of history and given what we would expect for the second year of an economic recovery. Entering 2005, the main questions will center on the pace of economic growth, the number and magnitude of Fed interest rate hikes, and the direction of energy prices. Working in favor of the equity market are healthy corporate balance sheets and low absolute levels of interest rates and inflation. These positives are offset by widening budget, trade and current account deficits, along with historically high valuations for U.S. equities. At this point in the cycle, it appears that earnings growth rates have peaked, making it more difficult for U.S. companies to achieve the level of earnings growth they have enjoyed over the past two years. As a result, we would expect larger, blue-chip companies with more stable earnings prospects to outperform small and midsize companies in the new year.

As mentioned, we have started to position the equity portfolio with this view in mind, although we remain cognizant that 2005 is likely to be a much tougher year for the market. In this environment, we continue to emphasize proper diversification and risk management as we continue our search for undervalued companies that we believe have the potential to offer significant value over a three-year time horizon.

Kevin M. Rendino
Equity Portfolio Manager

January 13, 2005

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-MER-FUND.
--------------------------------------------------------------------------------


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004    5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                6-Month         12-Month        Since Inception
As of December 31, 2004                                       Total Return    Total Return        Total Return
===============================================================================================================
ML Basic Value Principal Protected Fund Class A Shares*         + 3.38%          + 5.20%            +20.38%
---------------------------------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class B Shares*         + 2.98           + 4.44             +18.42
---------------------------------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class C Shares*         + 3.02           + 4.39             +18.42
---------------------------------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class I Shares*         + 3.54           + 5.46             +21.01
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                          + 4.18           + 4.34             +10.12
---------------------------------------------------------------------------------------------------------------
S&P 500(R) Index***                                             + 7.19           +10.88             +42.60
---------------------------------------------------------------------------------------------------------------
S&P 500 Barra Value Index****                                   +11.08           +15.70             +56.00
---------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.
** This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. Since inception total return is from 11/13/02.
*** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 11/13/02.
**** This unmanaged Index is a capitalization-weighted index of those stocks in the S&P 500 Index that have lower price-to-book ratios. Since inception total return is from 11/13/02.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.


6     MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/04                              +5.20%           -0.32%
--------------------------------------------------------------------------------
Inception (11/13/02)
through 12/31/04                                     +9.09            +6.37
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/04                                 +4.44%          +0.52%
--------------------------------------------------------------------------------
Inception (11/13/02)
through 12/31/04                                        +8.25           +6.96
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/04                                 +4.39%          +3.41%
--------------------------------------------------------------------------------
Inception (11/13/02)
through 12/31/04                                        +8.25           +8.25
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 12/31/04                              +5.46%           -0.08%
--------------------------------------------------------------------------------
Inception (11/13/02)
through 12/31/04                                     +9.36            +6.63
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004    7

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                        Beginning          Ending         During the Period*
                                                      Account Value     Account Value       July 1, 2004 to
                                                      July 1, 2004    December 31, 2004    December 31, 2004
============================================================================================================
Actual
============================================================================================================
Class A                                                  $1,000           $1,033.80             $ 9.89
------------------------------------------------------------------------------------------------------------
Class B                                                  $1,000           $1,029.80             $13.81
------------------------------------------------------------------------------------------------------------
Class C                                                  $1,000           $1,030.20             $13.82
------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $1,035.40             $ 8.62
============================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================
Class A                                                  $1,000           $1,015.48             $ 9.80
------------------------------------------------------------------------------------------------------------
Class B                                                  $1,000           $1,011.59             $13.69
------------------------------------------------------------------------------------------------------------
Class C                                                  $1,000           $1,011.59             $13.69
------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $1,016.74             $ 8.54
------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.93% for Class A, 2.70% for Class B, 2.70% for Class C and 1.68% for Class I), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8     MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Schedule of Investments                                        (in U.S. dollars)

                                                                                                                          Percent of
                Industry@                              Shares Held   Common Stocks                               Value    Net Assets
====================================================================================================================================
Above-Average   Metals & Mining                            100,100   Alcoa, Inc.                             $  3,145,142     1.2%
Yield           Diversified Telecommunication Services      59,400   BCE, Inc.                                  1,433,322     0.6
                Capital Markets                             86,000   The Bank of New York Co., Inc.             2,874,120     1.1
                Pharmaceuticals                             32,900   Bristol-Myers Squibb Co.                     842,898     0.3
                Food Products                               44,700   ConAgra Foods, Inc.                        1,316,415     0.5
                Chemicals                                   81,500   E.I. du Pont de Nemours & Co.              3,997,575     1.6
                Oil & Gas                                  224,800   Exxon Mobil Corp.                         11,523,248     4.6
                Industrial Conglomerates                    97,400   General Electric Co.                       3,555,100     1.4
                Food Products                               43,800   General Mills, Inc.                        2,177,298     0.9
                Personal Products                           58,500   The Gillette Co.                           2,619,630     1.0
                Pharmaceuticals                             33,400   GlaxoSmithKline Plc (d)                    1,582,826     0.6
                Aerospace & Defense                         76,700   Honeywell International, Inc.              2,715,947     1.1
                Diversified Financial Services             133,932   JP Morgan Chase & Co.                      5,224,687     2.1
                Capital Markets                             54,600   Mellon Financial Corp.                     1,698,606     0.7
                Multi-Utilities & Unregulated Power         30,600   Public Service Enterprise Group, Inc.      1,584,162     0.6
                Oil & Gas                                   34,600   Royal Dutch Petroleum Co.                  1,985,348     0.8
                Diversified Telecommunication Services     130,000   SBC Communications, Inc.                   3,350,100     1.3
                Food Products                               73,900   Sara Lee Corp.                             1,783,946     0.7
                Electric Utilities                          41,500   The Southern Co.                           1,391,080     0.6
                Diversified Telecommunication Services      76,300   Verizon Communications, Inc.               3,090,913     1.2
                Commercial Banks                            58,200   Wachovia Corp.                             3,061,320     1.2
                                                                                                             -----------------------
                                                                                                               60,953,683    24.1
====================================================================================================================================
Below-Average   Insurance                                   26,501   ACE Ltd.                                   1,132,918     0.5
Price Earnings  Insurance                                   41,800   The Allstate Corp.                         2,161,896     0.8
/Ratio          Insurance                                   54,100   American International Group, Inc.         3,552,747     1.4
                Health Care Providers & Services            20,000   AmerisourceBergen Corp.                    1,173,600     0.5
                Commercial Banks                            88,900   Bank of America Corp.                      4,177,411     1.7
                Health Care Equipment & Supplies            67,800   Baxter International, Inc.                 2,341,812     0.9
                Diversified Financial Services             188,700   Citigroup, Inc.                            9,091,566     3.6
                Beverages                                   83,000   Coca-Cola Enterprises, Inc.                1,730,550     0.7
                Automobiles                                 46,900   Ford Motor Co.                               686,616     0.3
                Capital Markets                             18,900   Goldman Sachs Group, Inc.                  1,966,356     0.8
                Computers & Peripherals                    160,900   Hewlett-Packard Co.                        3,374,073     1.3
                Household Durables                          97,200   Koninklijke Philips Electronics NV         2,575,800     1.0
                Food Products                               73,300   Kraft Foods, Inc.                          2,610,213     1.0
                Hotels, Restaurants & Leisure               73,900   McDonald's Corp.                           2,369,234     0.9
                Capital Markets                             79,200   Morgan Stanley                             4,397,184     1.7
                Pharmaceuticals                            131,200   Schering-Plough Corp.                      2,739,456     1.1
                Electrical Equipment                        23,800  +Thomas & Betts Corp.                         731,850     0.3
                Energy Equipment & Services                 15,700  +Transocean, Inc.                             665,523     0.3
                Food Products                               34,000   Unilever NV (d)                            2,268,140     0.9
                IT Services                                466,400  +Unisys Corp.                               4,747,952     1.9
                                                                                                             -----------------------
                                                                                                               54,494,897    21.6
====================================================================================================================================


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004    9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                                                                          Percent of
                Industry@                              Shares Held   Common Stocks                               Value    Net Assets
====================================================================================================================================
Low Price to    Communications Equipment                   193,900  +3Com Corp.                              $    808,563     0.3%
Book Value      Semiconductors & Semiconductor Equipment   136,200  +Advanced Micro Devices, Inc.               2,999,124     1.2
                Electronic Equipment & Instruments          71,100  +Agilent Technologies, Inc.                 1,713,510     0.7
                Food & Staples Retailing                    66,600   Albertson's, Inc.                          1,590,408     0.6
                Oil & Gas                                   32,000   Anadarko Petroleum Corp.                   2,073,920     0.9
                Media                                      105,200  +Comcast Corp. Special Class A              3,454,768     1.4
                Energy Equipment & Services                 57,800   Diamond Offshore Drilling                  2,314,890     0.9
                IT Services                                 42,700   Electronic Data Systems Corp.                986,370     0.4
                Energy Equipment & Services                101,600   GlobalSantaFe Corp.                        3,363,976     1.3
                Energy Equipment & Services                 48,200   Halliburton Co.                            1,891,368     0.8
                Insurance                                   30,400   Hartford Financial Services Group,
                                                                     Inc.                                       2,107,024     0.8
                Paper & Forest Products                     78,800   International Paper Co.                    3,309,600     1.3
                Household Products                          62,300   Kimberly-Clark Corp.                       4,099,963     1.6
                Semiconductors & Semiconductor Equipment   333,600  +LSI Logic Corp.                            1,828,128     0.7
                Media                                      279,700  +Liberty Media Corp. Class A                3,071,106     1.2
                Communications Equipment                   401,000  +Lucent Technologies, Inc.                  1,507,760     0.6
                Semiconductors & Semiconductor Equipment   129,700  +Micron Technology, Inc.                    1,601,795     0.6
                Communications Equipment                    74,800   Motorola, Inc.                             1,286,560     0.5
                Aerospace & Defense                        111,100   Raytheon Co.                               4,314,013     1.7
                Insurance                                  109,934   The St. Paul Travelers Cos., Inc.          4,075,253     1.6
                Computers & Peripherals                    424,800  +Sun Microsystems, Inc.                     2,285,424     0.9
                Media                                      198,300  +Time Warner, Inc.                          3,854,952     1.5
                Media                                      112,800   Viacom, Inc. Class B                       4,104,792     1.6
                Media                                       97,000   Walt Disney Co.                            2,696,600     1.1
                Commercial Banks                           124,700   Wells Fargo & Co.                          7,750,105     3.1
                Paper & Forest Products                     33,900   Weyerhaeuser Co.                           2,278,758     0.9
                                                                                                             -----------------------
                                                                                                               71,368,730    28.2
====================================================================================================================================
Special         Pharmaceuticals                             30,500   Abbott Laboratories                        1,422,825     0.6
Situations      Software                                    30,200   Computer Associates International,
                                                                     Inc.                                         938,012     0.4
                Computers & Peripherals                     35,400   International Business Machines Corp.      3,489,732     1.4
                Communications Equipment                    68,200   Nokia OYJ (d)                              1,068,694     0.4
                Computers & Peripherals                     75,900  +Seagate Technology                         1,310,793     0.5
                                                                                                             -----------------------
                                                                                                                8,230,056     3.3
                --------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost--$155,249,183)                     195,047,366    77.2
                ====================================================================================================================


10    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Schedule of Investments (concluded)                            (in U.S. dollars)

                                                                                                                          Percent of
                                                       Face Amount   U.S. Government Obligations                 Value    Net Assets
                ====================================================================================================================
                                                                     U.S. Treasury STRIPS: (a)(b)
                                                       $22,789,000      3.586% due 8/15/2009                 $ 19,319,261    14.6%
                                                        43,827,000      3.704% due 11/15/2009                  36,823,270     7.6
                --------------------------------------------------------------------------------------------------------------------
                                                                     Total U.S. Government Obligations
                                                                     (Cost--$55,998,778)                       56,142,531    22.2
                ====================================================================================================================

                                                        Beneficial
                                                          Interest   Short-Term Securities
                ====================================================================================================================
                                                       $ 2,002,699   Merrill Lynch Liquidity Series,
                                                                     LLC Cash Sweep Series I (c)                2,002,699     0.8
                --------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost--$2,002,699)                         2,002,699     0.8
                ====================================================================================================================

                                                         Number of
                                                         Contracts   Call Options Written
                --------------------------------------------------------------------------------------------------------------------
                                                               260   Walt Disney Co., expiring January
                                                                     2005 at USD 30, Broker UBS Warburg            (1,300)    0.0
                --------------------------------------------------------------------------------------------------------------------
                                                                     Total Options Written
                                                                     (Premiums Received--$43,418)                  (1,300)    0.0
                ====================================================================================================================
                Total Investments, Net of Options Written (Cost--$213,207,242*)                               253,191,296   100.2

                Liabilities in Excess of Other Assets                                                            (538,005)   (0.2)
                                                                                                             -----------------------
                Net Assets                                                                                   $252,653,291   100.0
                                                                                                             =======================

* The cost and unrealized appreciation/depreciation of investments, net of options written, as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost ....................................         $ 218,919,486
                                                                  =============
      Gross unrealized appreciation .....................         $  36,092,474
      Gross unrealized depreciation .....................            (1,820,664)
                                                                  -------------
      Net unrealized appreciation .......................         $  34,271,810
                                                                  =============


+     Non-income producing security.
@ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase at December 31, 2004.
(b)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                           Net         Dividend
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                             $2,002,699       $24,475

      Merrill Lynch Premier
       Institutional Fund                                      --       $ 1,167
      --------------------------------------------------------------------------

(d)   Depositary Receipts.

      See Notes to Financial Statements.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   11

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of December 31, 2004
====================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$211,247,961) .........................                      $ 251,189,897
                       Investments in affiliated securities, at value
                        (identified cost--$2,002,699) ...........................                          2,002,699
                       Foreign cash (cost--$25,374) .............................                             27,195
                       Receivables:
                          Securities sold .......................................    $     283,305
                          Dividends .............................................          247,192
                          Interest from affiliates ..............................            8,140           538,637
                                                                                     -------------------------------
                       Total assets .............................................                        253,758,428
                                                                                                       -------------
====================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------
                       Options written, at value (premiums received--$43,418) ...                              1,300
                       Payables:
                          Beneficial interest redeemed ..........................          268,681
                          Securities purchased ..................................          218,048
                          Distributor ...........................................          196,096
                          Financial warranty fee ................................          174,300
                          Investment adviser ....................................          157,902
                          Other affiliates ......................................           72,917         1,087,944
                                                                                     -------------
                       Accrued expenses .........................................                             15,893
                                                                                                       -------------
                       Total liabilities ........................................                          1,105,137
                                                                                                       -------------
====================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Net assets ...............................................                      $ 252,653,291
                                                                                                       =============
====================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------
                       Paid-in capital, unlimited shares of no par value
                        authorized ..............................................                      $ 216,612,136
                       Accumulated investment loss--net .........................    $     (32,254)
                       Accumulated distributions in excess of realized capital
                        gains--net ..............................................       (3,912,466)
                       Unrealized appreciation--net .............................       39,985,875
                                                                                     -------------
                       Total accumulated earnings--net ..........................                         36,041,155
                                                                                                       -------------
                       Net Assets ...............................................                      $ 252,653,291
                                                                                                       =============
====================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $11,353,198 and 1,019,063
                        beneficial interest outstanding .........................                      $       11.14
                                                                                                       =============
                       Class B--Based on net assets of $135,202,282 and 12,211,865
                        beneficial interest outstanding .........................                      $       11.07
                                                                                                       =============
                       Class C--Based on net assets of $92,528,134 and 8,350,373
                        beneficial interest outstanding .........................                      $       11.08
                                                                                                       =============
                       Class I--Based on net assets of $13,569,677 and 1,216,817
                        beneficial interest outstanding .........................                      $       11.15
                                                                                                       =============

      See Notes to Financial Statements.


12    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Statement of Operations

For the Six Months Ended December 31, 2004
====================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $16,978 foreign withholding tax) .......                      $   1,917,487
                       Interest (including $24,475 from affiliates) .............                          1,437,579
                       Securities lending .......................................                              1,167
                                                                                                       -------------
                       Total income .............................................                          3,356,233
                                                                                                       -------------
====================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------
                       Financial warranty fee ...................................    $   1,054,783
                       Investment advisory fees .................................          845,275
                       Account maintenance and distribution fees--Class B .......          689,484
                       Account maintenance and distribution fees--Class C .......          480,347
                       Transfer agent fees--Class B .............................           73,955
                       Accounting services ......................................           62,401
                       Transfer agent fees--Class C .............................           52,961
                       Custodian fees ...........................................           30,985
                       Professional fees ........................................           28,626
                       Printing and shareholder reports .........................           26,212
                       Account maintenance fees--Class A ........................           14,786
                       Trustees' fees and expenses ..............................           10,869
                       Transfer agent fees--Class I .............................            6,570
                       Transfer agent fees--Class A .............................            5,440
                       Pricing fees .............................................              875
                       Other ....................................................            4,918
                                                                                     -------------
                       Total expenses ...........................................                          3,388,487
                                                                                                       -------------
                       Investment loss--net .....................................                            (32,254)
                                                                                                       -------------
====================================================================================================================
Realized & Unrealized Gain--Net
--------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ........................                          6,040,425
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ......................................        1,075,981
                          Option written--net ...................................           12,999
                          Foreign currency transactions--net ....................            3,028         1,092,008
                                                                                     -------------------------------
                       Total realized and unrealized gain--net ..................                          7,132,433
                                                                                                       -------------
                       Net Increase in Net Assets Resulting from Operations .....                      $   7,100,179
                                                                                                       =============

      See Notes to Financial Statements.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   13

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                        For the Six       For the
                                                                                       Months Ended      Year Ended
                                                                                       December 31,       June 30,
Increase (Decrease) in Net Assets:                                                         2004             2004
====================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------
                       Investment loss--net .....................................    $     (32,254)    $    (573,598)
                       Realized gain--net .......................................        6,040,425        13,046,696
                       Change in unrealized appreciation/depreciation--net ......        1,092,008        16,359,563
                                                                                     -------------------------------
                       Net increase in net assets resulting from operations .....        7,100,179        28,832,661
                                                                                     -------------------------------
====================================================================================================================
Dividends & Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ...............................................               --          (161,901)
                          Class B ...............................................               --          (461,281)
                          Class C ...............................................               --          (312,300)
                          Class I ...............................................               --          (220,528)
                       Realized gain--net:
                          Class A ...............................................         (731,649)               --
                          Class B ...............................................       (8,325,142)               --
                          Class C ...............................................       (5,653,890)               --
                          Class I ...............................................         (903,281)               --
                                                                                     -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ...........................      (15,613,962)       (1,156,010)
                                                                                     -------------------------------
====================================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial
                        interest transactions ...................................      (17,058,332)      (81,866,798)
                                                                                     -------------------------------
====================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .............................      (25,572,115)      (54,190,147)
                       Beginning of period ......................................      278,225,406       332,415,553
                                                                                     -------------------------------
                       End of period* ...........................................    $ 252,653,291     $ 278,225,406
                                                                                     ===============================
                          * Accumulated investment loss--net ....................    $     (32,254)    $          --
                                                                                     ===============================

      See Notes to Financial Statements.


14    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Financial Highlights

                                                                                                Class A
                                                                        ------------------------------------------------------
                                                                                                                    For the
The following per share data and ratios have been derived                For the Six           For the               Period
from information provided in the financial statements.                  Months Ended          Year Ended          November 13,
                                                                        December 31,           June 30,            2002+ to
Increase (Decrease) in Net Asset Value:                                     2004                 2004            June 30, 2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...         $    11.52            $    10.53            $    10.00
                                                                        ------------------------------------------------------
                       Investment income--net .................                .04**                 .06**                 .05
                       Realized and unrealized gain--net ......                .34                  1.03                   .49
                                                                        ------------------------------------------------------
                       Total from investment operations .......                .38                  1.09                   .54
                                                                        ------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............                 --                  (.10)                 (.01)
                          Realized gain--net ..................               (.76)                   --                    --
                                                                        ------------------------------------------------------
                       Total dividends and distributions ......               (.76)                 (.10)                 (.01)
                                                                        ------------------------------------------------------
                       Net asset value, end of period .........         $    11.14            $    11.52            $    10.53
                                                                        ======================================================
==============================================================================================================================
Total Investment Return***
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....               3.38%@               10.44%                 5.43%@
                                                                        ======================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................               1.93%*                2.00%                 2.05%*
                                                                        ======================================================
                       Investment income--net .................                .65%*                 .51%                  .83%*
                                                                        ======================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)         $   11,353            $   13,022            $   22,090
                                                                        ======================================================
                       Portfolio turnover .....................              40.43%                87.57%               107.66%
                                                                        ======================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   15

[LOGO] Merrill Lynch Investment Managers

                                                                                                Class B
                                                                        ------------------------------------------------------
                                                                                                                    For the
The following per share data and ratios have been derived                For the Six           For the               Period
from information provided in the financial statements.                  Months Ended          Year Ended          November 13,
                                                                        December 31,           June 30,            2002+ to
Increase (Decrease) in Net Asset Value:                                     2004                 2004            June 30, 2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...         $    11.45            $    10.48            $    10.00
                                                                        ------------------------------------------------------
                       Investment income (loss)--net ..........               (.01)**               (.03)**                 --++
                       Realized and unrealized gain--net ......                .34                  1.03                   .49
                                                                        ------------------------------------------------------
                       Total from investment operations .......                .33                  1.00                   .49
                                                                        ------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............                 --                  (.03)                 (.01)
                          Realized gain--net ..................               (.71)                   --                    --
                                                                        ------------------------------------------------------
                       Total dividends and distributions ......               (.71)                 (.03)                 (.01)
                                                                        ------------------------------------------------------
                       Net asset value, end of period .........         $    11.07            $    11.45            $    10.48
                                                                        ======================================================
==============================================================================================================================
Total Investment Return***
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....               2.98%@                9.58%                 4.93%@
                                                                        ======================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................               2.70%*                2.76%                 2.82%*
                                                                        ======================================================
                       Investment income (loss)--net ..........               (.12%)*               (.30%)                 .07%*
                                                                        ======================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)         $  135,202            $  144,787            $  159,057
                                                                        ======================================================
                       Portfolio turnover .....................              40.43%                87.57%               107.66%
                                                                        ======================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

                                                                                                Class C
                                                                        ------------------------------------------------------
                                                                                                                    For the
The following per share data and ratios have been derived                For the Six           For the               Period
from information provided in the financial statements.                  Months Ended          Year Ended          November 13,
                                                                        December 31,           June 30,            2002+ to
Increase (Decrease) in Net Asset Value:                                     2004                 2004            June 30, 2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...         $    11.45            $    10.48            $    10.00
                                                                        ------------------------------------------------------
                       Investment income (loss)--net ..........               (.01)**               (.03)**                 --++
                       Realized and unrealized gain--net ......                .35                  1.03                   .49
                                                                        ------------------------------------------------------
                       Total from investment operations .......                .34                  1.00                   .49
                                                                        ------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............                 --                  (.03)                 (.01)
                          Realized gain--net ..................               (.71)                   --                    --
                                                                        ------------------------------------------------------
                       Total dividends and distributions ......               (.71)                 (.03)                 (.01)
                                                                        ------------------------------------------------------
                       Net asset value, end of period .........         $    11.08            $    11.45            $    10.48
                                                                        ======================================================
==============================================================================================================================
Total Investment Return***
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....               3.02%@                9.54%                 4.93%@
                                                                        ======================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................               2.70%*                2.76%                 2.82%*
                                                                        ======================================================
                       Investment income (loss)--net ..........               (.12%)*               (.29%)                 .06%*
                                                                        ======================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)         $   92,528            $  104,840            $  129,392
                                                                        ======================================================
                       Portfolio turnover .....................              40.43%                87.57%               107.66%
                                                                        ======================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                                Class I
                                                                        ------------------------------------------------------
                                                                                                                   For the
The following per share data and ratios have been derived                For the Six           For the              Period
from information provided in the financial statements.                  Months Ended          Year Ended          November 13,
                                                                        December 31,           June 30,            2002+ to
Increase (Decrease) in Net Asset Value:                                     2004                 2004            June 30, 2003
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...         $    11.53            $    10.55            $    10.00
                                                                        ------------------------------------------------------
                       Investment income--net .................                .05**                 .08**                 .08
                       Realized and unrealized gain--net ......                .35                  1.03                   .48
                                                                        ------------------------------------------------------
                       Total from investment operations .......                .40                  1.11                   .56
                                                                        ------------------------------------------------------
                       Less dividends and distributions from:
                          Investment income--net ..............                 --                  (.13)                 (.01)
                          Realized gain--net ..................               (.78)                   --                    --
                                                                        ------------------------------------------------------
                       Total dividends and distributions ......               (.78)                 (.13)                 (.01)
                                                                        ------------------------------------------------------
                       Net asset value, end of period .........         $    11.15            $    11.53            $    10.55
                                                                        ======================================================
==============================================================================================================================
Total Investment Return***
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....               3.54%@               10.64%                 5.63%@
                                                                        ======================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................               1.68%*                1.75%                 1.80%*
                                                                        ======================================================
                       Investment income--net .................                .90%*                 .73%                 1.08%*
                                                                        ======================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)         $   13,570            $   15,576            $   21,877
                                                                        ======================================================
                       Portfolio turnover .....................              40.43%                87.57%               107.66%
                                                                        ======================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


18    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Basic Value Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. During the Guarantee Period, the Fund will seek long-term growth of capital to the extent permitted by a strategy that seeks to use investments in common stocks, U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Debt securities are traded primarily in the over-the-counter markets and are valued at the last available bid price in the over-the-counter market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   19

[LOGO] Merrill Lynch Investment Managers

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars.


20    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................               .25%              --
Class B ................................               .25%             .75%
Class C ................................               .25%             .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   21

[LOGO] Merrill Lynch Investment Managers

For the six months ended December 31, 2004, MLPF&S received contingent deferred sales charges of $290,685 relating to transactions in Class B Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six-month period ended December 31, 2004, MLIM, LLC received $542 in security lending fees.

In addition, MLPF&S received $28,578 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Fund reimbursed FAM $2,792 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FDS, PSI, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2004 were $102,896,386 and $140,006,803, respectively.

Transactions in call options written for the six months ended December 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                          Number of     Premiums
                                                          Contracts     Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..........................             260         $43,418
Options written ................................              --              --
Options closed .................................              --              --
                                                           ---------------------
Outstanding call options written,
  end of period ................................             260         $43,418
                                                           =====================

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions were $17,058,332 and $81,866,798 for the six months ended December 31, 2004 and for the year ended June 30, 2004, respectively.

Transactions in beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended December 31, 2004                              Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of distributions .........            61,905       $    682,812
Shares redeemed ..........................          (173,716)        (1,967,792)
                                                  -----------------------------
Net decrease .............................          (111,811)      $ (1,284,980)
                                                  =============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2004                                  Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of dividends .............            14,175       $    155,083
Shares redeemed ..........................          (980,709)       (10,857,965)
                                                  -----------------------------
Net decrease .............................          (966,534)      $(10,702,882)
                                                  =============================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended December 31, 2004                              Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of distributions .........           710,991       $  7,799,569
Shares redeemed ..........................        (1,148,833)       (12,912,070)
                                                  -----------------------------
Net decrease .............................          (437,842)      $ (5,112,501)
                                                  =============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2004                                  Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of dividends .............            40,836       $    445,926
Shares redeemed ..........................        (2,566,201)       (28,347,849)
                                                  -----------------------------
Net decrease .............................        (2,525,365)      $(27,901,923)
                                                  =============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended December 31, 2004                              Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of distributions .........           495,351       $  5,434,000
Shares redeemed ..........................        (1,301,336)       (14,557,016)
                                                  -----------------------------
Net decrease .............................          (805,985)      $ (9,123,016)
                                                  =============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2004                                  Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of dividends .............            27,752       $    303,329
Shares redeemed ..........................        (3,211,444)       (35,643,436)
                                                  -----------------------------
Net decrease .............................        (3,183,692)      $(35,340,107)
                                                  =============================


22    MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended December 31, 2004                              Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of distributions .........            75,616       $    834,804
Shares redeemed ..........................          (209,724)        (2,372,639)
                                                  -----------------------------
Net decrease .............................          (134,108)      $ (1,537,835)
                                                  =============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended June 30, 2004                                  Shares            Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
   reinvestment of dividends .............            18,993       $    207,785
Shares redeemed ..........................          (741,990)        (8,129,671)
                                                  -----------------------------
Net decrease .............................          (722,997)      $ (7,921,886)
                                                  =============================

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must regis-ter your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


      MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND  DECEMBER 31, 2004   23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is for shareholders of Merrill Lynch Basic Value Principal Protected Fund. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Basic Value Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #BVPP -- 12/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    President of
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    President of
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: February 24, 2005